PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 31,938	$ 35,593
Less: Accumulated depreciation/amortization	27,061	23,718
Property Plant and Equipment Net	4,877	11,875
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	5,826	6,101
Less: Accumulated depreciation/amortization	5,133	4,169
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	13,215	13,186
Less: Accumulated depreciation/amortization	9,408	7,189
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	12,897	16,306
Less: Accumulated depreciation/amortization	$ 12,520	$ 12,360